Document and Entity Information	Aug. 22, 2025
Document and Entity Information [Abstract]
Document Type	S-4
Entity Registrant Name	Spring Valley Acquisition Corp. II
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001843477
Amendment Flag	false